Taxation	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
TAXATION
15.	TAXATION

Enterprise income tax (“EIT”)

British Virgin Islands

The Company is incorporated in the British Virgin Islands and conducts its primary business operations through the subsidiaries in the PRC, India and Hong Kong. Under the current laws of the British Virgin Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

Cayman Islands

Borqs International is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and VIEs in the PRC, India and Hong Kong. Under the current laws of the Cayman Islands, Borqs International is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Borqs HK is subject to Hong Kong profits tax rate of 16.5% for the years ended December 31, 2023, 2024 and 2025. No provision for Borqs HK profits tax has been made in the consolidated financial statements as the entity had losses in the years ended December 31, 2023, 2024 and 2025. Additionally, upon payments of dividends by the Company to its shareholders, no HK withholding tax will be imposed.

India

Borqs India is subject to income tax rate of 25.17% for the years ended December 31, 2023, 2024 and 2025. Amounts of $1,078 are included as income tax expense for the years ended December 31, 2023, $147 are included as income tax expense for the years ended December 31, 2024 and $945 are included as income tax expense for the years ended December 31, 2025.

The PRC

The Company’s subsidiaries and VIE in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008, except for certain entities eligible for preferential tax rates.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

BORQS Beijing was qualified for a High and New Technology Enterprises (“HNTE”) since 2012 and was eligible for a 15% preferential tax rate from 2012 to 2014. In July 2015, BORQS Beijing obtained a new HNTE certificate. BORQS Beijing has successfully renewed the HNTE certificate in December 2021 with effective term of three years until 2023. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. For the year ended December 31, 2023, BORQS Beijing enjoyed a preferential tax rate of 15% and applied to 25% tax rate for the years ended December 31, 2024 and 2025.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2025, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2025, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Group is deemed as a PRC tax resident, it would be subject to PRC tax under the New CIT Law. The Group will continue to monitor changes in the interpretation or guidance of this law.

(Loss) profit from continuing operations before income taxes consisted of:

	For the years ended December 31,
	2023	2024	2025
	$	$	$
Non-PRC	(25,432)	13,576	13,308
PRC	(4,863)	3,894	(3,597)

	(30,295)	17,470	9,711

Income tax benefit (expense) comprised of:

	For the years ended December 31,
	2023	2024	2025
	$	$	$
Current	2,084	(8)	(5)
Deferred	-	-	-

	2,084	(8)	(5)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2022, 2023 and 2024 applicable to the PRC operations to income tax expense was as follows:

	For the years ended December 31,
	2023	2024	2025
	$	$	$
(Loss) income before income taxes	(30,295)	17,470	9,711

Income tax income computed at the statutory income tax rate at 25%	7,574	(4,367)	(2,428)
Non-deductible expenses	(82)	39
Non-taxation income	17	-	-
Unrecognized tax benefits	1,967	-	-
Preferential rate	(469)	(502)	-
Current and deferred tax rate differences	-	-	-
Foreign rate differences	(42)	118
Change of valuation allowance	(7,567)	4,142	2,423
Prior year provision to return true up	117	-	-
R&D super deduction	569	562	-

Income tax benefit (expense)	2,084	(8)	(5)

The Group operates through several subsidiaries and its Consolidated VIEs. Valuation allowance is considered for each of the entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards.

As of December 31, 2025, the Group had net tax losses from its PRC subsidiaries, as per filed tax returns, of $20,246 which can be carried forward per tax regulation to offset future taxable income. The PRC taxable losses will expire from 2025 to 2034 if not utilized. The Group has net tax losses from its HK subsidiary of $45,348, which will not expire.

Unrecognized Tax Benefits

As of December 31, 2022, the Group recognized an accrual of $1,990, in unrecognized tax benefits and its interest of $1,990, which is presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. The unrecognized tax benefits and its related interest are primarily related to under-reported intercompany profit. The amount of unrecognized tax benefits will change in the next 12 months, pending clarification of current tax law or audit by the tax authorities, however, an estimate of the range of the possible change cannot be made at this time. As of December 31, 2024 and 2025, the uncertainties have dismissed due to the tax examination period has expired and the previously recognized tax benefits has been reversed.

A roll-forward of unrecognized tax benefits is as follows:

	For the years ended December 31,
	2023	2024	2025
	$	$	$
Balance at beginning of year	1,990	-	-
Reversal based on tax positions related to prior years	(1,990)	-	-
Additions based on tax positions related to the current year	-	-	-
Foreign currency translation difference	-	-	-

Balance at end of year	-	-	-

In the years ended December 31, 2024 and 2025, the Group recorded interest expense accrued in relation to the unrecognized tax benefit of nil and nil in income tax expense, respectively. As of December 31, 2025, the tax years ended December 31, 2019 through 2024 for the PRC subsidiaries remain open for statutory examination by the PRC tax authorities.

The Organization for Economic Cooperation and Development (“OECD”) published Pillar Two model rules in December 2021, with the effect that a jurisdiction may enact domestic tax laws (“Pillar Two legislation”) to implement the Pillar Two model rules on a globally agreed common approach. Pillar Two legislation applies to a member of a multinational group within the scope of the Pillar Two model rules, which the Group is reasonably expected to fall into. It imposes a top - up tax on profits arising in a jurisdiction whenever the effective tax rate determined by the Pillar Two model rules on a jurisdictional basis is below a minimum rate of 15%. The Group has reviewed its corporate structure in light of the introduction of Pillar Two model rules in various jurisdictions and engaged external tax specialists in assessing its tax exposure. As at December 31 2025, the Group mainly operates in the Mainland of China, in which exposures to Pillar Two income taxes might exist in the future although the legislation is not yet enacted. Besides, certain subsidiaries of the Group are located in jurisdictions including Hong Kong where Pillar Two legislation had been enacted or substantively enacted, but not yet in effect; it is estimated that the Group’s income tax would not be materially different should those legislation had been in effect for the year ended December 31 2025. The Group does not recognize any relevant tax expenses for the year ended December 31 2025.